Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31,
	2015	2016
Cost:
Computers	$43,964	$43,964
Equipment	422,641	661,051
Office furniture	14,394	14,394
Leasehold improvements	23,458	23,458

	504,457	742,867

Accumulated depreciation:	286,663	341,875

Property and equipment, net	$217,794	$400,992